Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale detail (Details) $ in Millions, € in Billions		Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Assets of disposal groups held for sale
Cash and balances at central banks		$ 267,674		$ 285,868	$ 327,002
Trading assets		314,842		289,159
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		115,769		110,643
Derivatives		268,637		229,714
Loans and advances to banks		102,039		112,902
Loans and advances to customers		930,658		938,535	923,561
Prepayments, accrued income and other assets	[1]	152,740		171,597
Total assets		3,017,048		3,038,677	2,949,286
Liabilities of disposal groups held for sale
Trading liabilities		65,982		73,150
Deposits by banks		73,997		73,163
Customer accounts		1,654,955		1,611,647	$ 1,570,303
Repurchase agreements – non-trading		180,880		172,100
Financial liabilities designated at fair value		138,727		141,426
Derivatives		264,448		234,772
Debt securities in issue		105,785		93,917
Subordinated liabilities		25,958		24,954
Insurance contract liabilities		107,629		120,851
Accruals, deferred income and other liabilities	[1]	130,340		143,901
Total liabilities		2,824,775		2,846,067
Financial assets		2,923,319		2,948,360
Reverse repurchase agreements – non-trading		252,549		252,217
Financial investments		493,166		442,763
Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets		153,973		148,326
Financial investments - measured at fair value through other comprehensive income
Liabilities of disposal groups held for sale
Financial assets		339,193		294,437
- assets held for sale | Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets		0		7,624
- assets held for sale | Financial investments - measured at fair value through other comprehensive income
Liabilities of disposal groups held for sale
Financial assets				9,400
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		1,896		5,596
Trading assets				2,465
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		14,560		64
Derivatives		36		528
Loans and advances to banks		144		10,487
Loans and advances to customers		965		73,285
Financial assets at fair value through other comprehensive income		8,500
Goodwill		5		225
Prepayments, accrued income and other assets		1,020		3,452
Total assets		27,126		115,836
Liabilities of disposal groups held for sale
Trading liabilities				1,417
Deposits by banks				78
Customer accounts		5,399		85,950
Repurchase agreements – non-trading				2,768
Financial liabilities designated at fair value		130		2,370
Derivatives		19		615
Debt securities in issue				9,084
Subordinated liabilities				8
Insurance contract liabilities		21,811
Accruals, deferred income and other liabilities		1,652		6,116
Total liabilities		29,011		108,406
Reverse repurchase agreements – non-trading				2,723
Financial investments				17,011
French Life Insurance Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		14,560
Derivatives		26
Loans and advances to banks		144
Loans and advances to customers		0
Financial assets at fair value through other comprehensive income		8,500
Goodwill		0
Prepayments, accrued income and other assets		992
Total assets		24,222
Liabilities of disposal groups held for sale
Customer accounts		0
Financial liabilities designated at fair value		11
Derivatives		0
Insurance contract liabilities		21,811
Accruals, deferred income and other liabilities		1,598
Total liabilities		23,420
German Private Banking Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		1,896
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		0
Loans and advances to banks		0
Loans and advances to customers		309
Financial assets at fair value through other comprehensive income		0
Goodwill		5
Prepayments, accrued income and other assets		21
Total assets		2,231
Liabilities of disposal groups held for sale
Customer accounts		2,085
Financial liabilities designated at fair value		119
Derivatives		0
Insurance contract liabilities		0
Accruals, deferred income and other liabilities		22
Total liabilities		2,226
South Africa
Liabilities of disposal groups held for sale
Net assets/(liabilities) classified as held for sale		700
Transfer of agreed liabilities		3,300
Expected cash contribution		2,600
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		10
Loans and advances to banks		0
Loans and advances to customers		656
Financial assets at fair value through other comprehensive income		0
Goodwill		0
Prepayments, accrued income and other assets		7
Total assets		673
Liabilities of disposal groups held for sale
Customer accounts		3,294
Financial liabilities designated at fair value		0
Derivatives		19
Insurance contract liabilities		0
Accruals, deferred income and other liabilities		32
Total liabilities		3,345
Canada | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks				5,370
Trading assets				2,465
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss				15
Derivatives				528
Loans and advances to banks				154
Loans and advances to customers				56,129
Goodwill				225
Prepayments, accrued income and other assets				3,318
Total assets				87,905
Liabilities of disposal groups held for sale
Trading liabilities				1,417
Deposits by banks				78
Customer accounts				63,001
Repurchase agreements – non-trading				2,768
Financial liabilities designated at fair value				0
Derivatives				608
Debt securities in issue				7,707
Subordinated liabilities				8
Accruals, deferred income and other liabilities				5,916
Total liabilities				81,503
Reverse repurchase agreements – non-trading				2,723
Financial investments				16,978
Retail banking operations in France | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks				226
Trading assets				0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss				49
Derivatives				0
Loans and advances to banks				10,333
Loans and advances to customers				16,902
Goodwill				0
Prepayments, accrued income and other assets				132
Total assets		6,900	€ 6.7	27,675
Liabilities of disposal groups held for sale
Trading liabilities				0
Deposits by banks				0
Customer accounts				22,307
Repurchase agreements – non-trading				0
Financial liabilities designated at fair value				2,370
Derivatives				7
Debt securities in issue				1,377
Subordinated liabilities				0
Accruals, deferred income and other liabilities				196
Total liabilities				26,257
Reverse repurchase agreements – non-trading				0
Financial investments				33
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0		0
Trading assets				0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0		0
Derivatives		0		0
Loans and advances to banks		0		0
Loans and advances to customers		0		254
Financial assets at fair value through other comprehensive income		0
Goodwill		0		0
Prepayments, accrued income and other assets		0		2
Total assets		0		256
Liabilities of disposal groups held for sale
Trading liabilities				0
Deposits by banks				0
Customer accounts		20		642
Repurchase agreements – non-trading				0
Financial liabilities designated at fair value		0		0
Derivatives		0		0
Debt securities in issue				0
Subordinated liabilities				0
Insurance contract liabilities		0
Accruals, deferred income and other liabilities		0		4
Total liabilities		$ 20		646
Reverse repurchase agreements – non-trading				0
Financial investments				$ 0

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.